Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 10, 2018 USD ($) Payment	Aug. 22, 2017 USD ($)	May 24, 2017 USD ($)	Dec. 14, 2016 USD ($)	Dec. 13, 2016 USD ($)	Oct. 04, 2016 USD ($) Payment	Mar. 22, 2019 USD ($)	Dec. 31, 2018 USD ($) Installment Payment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 10, 2019 USD ($)	Sep. 30, 2018 USD ($)	Jun. 13, 2018	Sep. 27, 2017 USD ($) $ / shares	Mar. 28, 2017 USD ($)	Nov. 28, 2016 USD ($)	Sep. 07, 2015 USD ($) $ / shares	Mar. 12, 2015 USD ($) $ / shares
Transactions with Related Parties [Abstract]
Repayments of related party debt								$ 0	$ 0	$ 6,900
Proceeds from related party debt								2,000	16,200	12,800
Balance outstanding								19,349	17,342
Jelco [Member]
Transactions with Related Parties [Abstract]
Repayments of related party debt					$ 6,900
Jelco [Member] | March 12, 2015 Convertible Note [Member]
Transactions with Related Parties [Abstract]
Face amount																		$ 4,000
Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Maximum principal amount available to be drawn								24,665	21,165	21,165		$ 24,665					$ 6,765
Drawdown request								3,500
Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Term of additional extension							1 year
Jelco [Member] | September 27, 2017 Convertible Note [Member]
Transactions with Related Parties [Abstract]
Face amount														$ 13,750
Balance of convertible note used to make mandatory prepayment														4,750
Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity						$ 4,150		$ 12,800
Number of bullet payments | Payment						1
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Transactions with Related Parties [Abstract]
Face amount			$ 16,200
Proceeds from related party debt			16,200
Mandatory repayment									4,750
Number of bullet payments | Payment								1
Jelco [Member] | Loan Agreement Dated April 10, 2018 [Member]
Transactions with Related Parties [Abstract]
Face amount	$ 2,000
Proceeds from related party debt	2,000
Interest rate													10.00%
Number of bullet payments | Installment								1
Balance outstanding								$ 2,000
Jelco [Member] | Term Loan Facility [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity							$ 7,000
Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Parties [Abstract]
Repayments of related party debt								0	0	6,900
Proceeds from related party debt								2,000	16,200	$ 12,800
Balance outstanding								19,349	$ 17,342
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | March 12, 2015 Convertible Note [Member]
Transactions with Related Parties [Abstract]
Face amount																		$ 4,000
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares																		$ 13.50
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member]
Transactions with Related Parties [Abstract]
Maximum principal amount available to be drawn								24,665									$ 6,765
Drawdown request								3,500
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares																	$ 13.50
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Term of additional extension							1 year
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | September 7, 2015 Revolving Convertible Note [Member] | Plan [Member]
Transactions with Related Parties [Abstract]
Maximum principal amount available to be drawn											$ 21,165
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | September 27, 2017 Convertible Note [Member]
Transactions with Related Parties [Abstract]
Face amount														$ 13,750
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares														$ 13.50
Balance of convertible note used to make mandatory prepayment														$ 4,750
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated October 4, 2016 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity						$ 4,150										$ 12,800
Repayments of related party debt				$ 6,900
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated March 28, 2017 [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity															$ 47,500
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Transactions with Related Parties [Abstract]
Face amount			16,200
Proceeds from related party debt			$ 16,200
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | Due September 29, 2017 [Member]
Transactions with Related Parties [Abstract]
Mandatory repayment		$ 4,750
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Loan Agreement Dated April 10, 2018 [Member]
Transactions with Related Parties [Abstract]
Face amount	2,000
Proceeds from related party debt	$ 2,000
Interest rate													10.00%
Number of bullet payments | Payment	1
Balance outstanding								$ 2,000
Seanergy Maritime Holdings Corp. [Member] | Jelco [Member] | Term Loan Facility [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Borrowing capacity							$ 7,000